Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 219,695	$ 198,226
Cumulative effect from adopting ASC 606	0	337
Warranties issued during the year	58,298	64,723
Reduction due to expired warranties or claims during the year	(98,224)	(84,593)
Deconsolidation of subsidiary	0	(369)
Additions resulting from acquisitions	1,554	41,371
Balance, at December 31	$ 181,323	$ 219,695